Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	Year ended March 31,
	2026	2025	2024

Current income tax expense	$-	$-	$-
(Over)/under provision for income taxes in prior financial years for the Singapore subsidiary	(21,432)	16,830	(43,790)
	$(21,432)	$16,830	$(43,790)

Schedule of Reconciliation of Income Tax Rate

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the year ended March 31, 2026, 2025 and 2024 are as follows:

	2026		2025		2024

Loss before income taxes	$(1,182,673)		$(213,685)		$(48,236)

Income tax expense at statutory rate @17%	(201,054)	17.0%	(36,326)	17.0%	(8,200)	17.0%
Tax incentives	-	-%	-	-%	(28,995)	(60.1)%
Tax effect of deductible contractual lease payment	(112,892)	(9.5)%	(26,863)	(12.6)%	(25,738)	(53.4)%
Tax effect of non-deductible items	149,707	12.7%	102,609	48.0%	72,042	149.4%
Singapore statutory stepped income exemption	(6,919)	(0.6)%	-	-%	(13,072)	(27.1)%
Utilization of capital allowance	(94,438)	(8.0)%	(39,478)	(18.5)%	(37,962)	(78.7)%
(Over)/Under provision of income taxes in prior financial years, net	(21,432)	(1.8)%	16,830	7.9%	(43,790)	(90.8)%
Losses not subject to income tax	271,251	22.9%	58	-%	-	-%
Foreign tax rate differential	(1,833)	(0.2)%	-	-%	-	-%
Others	(3,822)	(0.3)%	-	-%	41,925	86.9%
	$(21,432)	(1.8)%	$16,830	7.9%	$(43,790)	(90.8)%